UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-02183

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BABSON CAPITAL CORPORATE INVESTORS
(Exact name of registrant as specified in charter)
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1500 Main Street
P.O. Box 15189
Springfield, MA 01115-5189
(Address of principal executive offices) (Zip code)

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Christopher A. DeFrancis, Vice President and Secretary
1500 Main Street, Suite 2800, Springfield, MA 01115-5189
(name and address of agent for service)
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Registrant's telephone number, including area code:
413-226-1000

Date of fiscal year end:  December 31

Date of reporting period: July 1, 2012 - June 30, 2013

Item 1.  Proxy Voting Record.

INTREPID POTASH, INC.

Ticker: IPI	Security ID: 46121Y102
Meeting Date: May 29, 2013	Meeting Type: Annual

#	Proposal	Mgt Rec.	Vote Cast	Sponsor
1A.	Election of Directors (Majority Voting)	For	For	Management
1B.	Election of Directors (Majority Voting)	For	For	Management
2.	Ratify Appointment of Independent Auditors	For	For	Management
3.	14A Executive Compensation	For	For	Management

NORTEK, INC.

Ticker: NTK	Security ID: 656559309
Meeting Date: May 9, 2013	Meeting Type: Annual

#	Proposal	Mgt Rec.	Vote Cast	Sponsor
1.	Election of Directors
	i. John T. Coleman	For	For	Management
	ii. Thomas A. Keenan	For	For	Management
	iii. J. David Smith	For	For	Management
2.	Ratify Appointment of Independent Auditors	For	For	Management

RUE21, INC.

Ticker: RUE	Security ID: 781295100
Meeting Date: June 7, 2013	Meeting Type: Annual

#	Proposal	Mgt Rec.	Vote Cast	Sponsor
1.	Election of Directors
	i. Robert N. Fisch	For	For	Management
	ii. Arnold S. Barron	For	For	Management
	iii. Bruce L. Hartman	For	For	Management
2.	14A Executive Compensation	For	For	Management
3.	Amend Stock Compensation Plan	For	Against	Management
4.	Approve Cash/Stock Bonus Plan	For	For	Management
5.	Ratify Appointment of Independent Auditors	For	For	Management

SUPREME INDUSTRIES, INC.

Ticker: STS	Security ID: 868607102
Meeting Date: May 8, 2013	Meeting Type: Annual

#	Proposal	Mgt Rec.	Vote Cast	Sponsor
1A.	Election of Directors (Majority Voting)	For	For	Management
1B.	Election of Directors (Majority Voting)	For	For	Management
2.	14A Executive Compensation	For	For	Management
3.	14A Executive Compensation Vote Frequency	3 Years	1 Year	Management
4.	Ratify Appointment of Independent Auditors	For	For	Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Babson Capital Corporate Investors

By:	/s/ Michael L. Klofas
Michael L. Klofas, President

Date:	August 30, 2013